Fair Value Measurements (Financial Instruments, Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 219,977	$ 595,703
Short-term investments	1,316,833	1,041,395
Restricted time deposit	240	244,179
Equity investments with readily determinable fair values	9,320	6,790
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Restricted time deposit	0	0
Equity investments with readily determinable fair values	9,320	6,790
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	219,977	595,703
Short-term investments	1,316,833	1,041,395
Restricted time deposit	240	244,179
Equity investments with readily determinable fair values	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Restricted time deposit	0	0
Equity investments with readily determinable fair values	$ 0	$ 0